Retirement Benefits - Detailed Information for the Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets	¥ 1,318,073	¥ 1,420,639
Net retirement benefit assets (liabilities)	129,976	232,456
Of which retirement benefit liabilities included in "Other liabilities"	(38,986)	(36,027)
Of which retirement benefit assets included in "Other assets"	168,962	268,483
Present value of unfunded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(32,696)	(30,237)
Present value of funded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	¥ (1,155,401)	¥ (1,157,946)